PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, net [Line Items]
Cost		$ 332,768	$ 261,738
Accumulated depreciation		107,330	88,745
Depreciated cost		225,438	172,993
Salvage value of derecognized fully depreciated property			2,003
Depreciation expense		19,243	13,974	$ 11,626
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment, net [Line Items]
Cost	[1]	218,610	173,937
Investment grants received		7,200
Office Equipment and Furniture [Member]
Property, Plant and Equipment, net [Line Items]
Cost		12,757	8,633
Motor Vehicles [Member]
Property, Plant and Equipment, net [Line Items]
Cost		855	948
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment, net [Line Items]
Cost		99,607	77,281
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment, net [Line Items]
Cost	[2]	$ 939	$ 939
Operating lease term		49 years
Operating lease renewal term		49 years

[1]	Presented net of investment grants received in 2004, 2005 and 2006 years, in the total amount of $7,200.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also note 13(d).